SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified					0 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2013 Previous authorization	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Reporting entity	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Shah Capital	Jan. 17, 2014 Subsequent Events Share Purchase Agreement Softbank	Mar. 11, 2014 Subsequent Events Subscription Agreement Shah Capital
Subsequent events
Amount of shares in reporting entity sold by investee						$ 10
Number of shares in reporting entity sold by investee						4,883,875
Share price (in dollars per share)	$ 2.77			$ 2.54	$ 2.54	$ 0.00375	$ 2.67
Number of shares of common stock repurchased				3,883,875	1,000,000
Investment, ownership interest before the agreement (as a percent)					17.20%
Investment, ownership interest (as a percent)					21.90%		26.00%
Number of shares of common stock issued							2,000,000
Common stock, par value (in dollars per share)	$ 0.00375	$ 0.00375	$ 0.00125				$ 0.00375
Premium percentage							1.30%
Period used to determine share price of common stock							30 days